Schedule of information by geographical region (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 32,514	$ 28,836
Non-current Assets	302,812	235,773
Portugal country [member]
IfrsStatementLineItems [Line Items]
Revenue	32,466	28,810
Non-current Assets	24,810	26,842
Spain country [member]
IfrsStatementLineItems [Line Items]
Revenue
Non-current Assets	43,100	39,989
South korea country [member]
IfrsStatementLineItems [Line Items]
Revenue	48	26
Non-current Assets	220,352	168,942
United state country [member]
IfrsStatementLineItems [Line Items]
Revenue
Non-current Assets	$ 14,550